Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements
15.	Parent Company Only Financial Statements

The following condensed financial statements for Investors Bancorp, Inc. (parent company only) reflect the investment in its wholly-owned subsidiary, Investors Bank, using the equity method of accounting.

Balance Sheets

	December 31,
	2012	2011
	(In thousands)

Assets:
Cash and due from bank	$7,104	9,710
Securities available-for-sale, at estimated fair value	3,611	1,965
Investment in subsidiary	987,596	882,552
ESOP loan receivable	34,592	35,656
Other assets	39,528	37,619

Total Assets	$1,072,431	967,502

Liabilities and Stockholders’ Equity:
Total liabilities	$5,615	62
Total stockholders’ equity	1,066,816	967,440

Total Liabilities and Stockholders’ Equity	$1,072,431	967,502

Statements of Operations

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Income:
Interest on ESOP loan receivable	$1,167	1,192	1,225
Dividend from subsidiary	135,000	30,000	10,000
Interest on deposit with subsidiary	—	8	74
(Loss) gain on securities transactions	(41)	92	43

	136,126	31,292	11,342
Expenses:
Other expenses	1,413	899	1,139

Income before income tax expense	134,713	30,393	10,203
Income tax (benefit) expense	(112)	148	88

Income before undistributed earnings of subsidiary	134,825	30,245	10,115
(Dividend in excess of earnings) equity in undistributed earnings of subsidiary	(46,058)	48,641	51,904

Net income	$88,767	78,886	62,019

Other Comprehensive Income

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Net income	$88,767	78,886	62,019
Other comprehensive income (loss), net of tax:
Unrealized gain on securities available-for-sale	826	(184)	(14,000)

Total other comprehensive income	826	(184)	(14,000)

Total comprehensive income	$89,593	78,702	48,019

Statements of Cash Flows

	Year Ended December 31,
	2012	2011	2010
		(In thousands)
Cash flows from operating activities:
Net income	$88,767	78,886	62,019
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Dividend in excess of earning (Equity in undistributed earnings of subsidiary)	46,058	(48,641)	(51,904)
Loss (Gain) on securities transactions	41	(92)	(43)
(Increase) decrease in other assets	(670)	143	96
Increase (decrease) in other liabilities	1,820	(71)	25

Net cash (used in) provided by operating activities	136,016	30,225	10,193

Cash flows from investing activities:
Cash paid for acquisition	(135,000)	—	—
Purchase of investments available-for-sale	(1,000)	—	(150)
Redemption of equity securities available-for-sale	85	176	—
Principal collected on ESOP loan	1,064	1,032	1,001

Net cash (used in) provided by investing activities	(134,851)	1,208	851

Cash flows from financing activities:
Proceeds from sale of treasury stock to subsidiary	2,726	4,855	4,688
Purchase of treasury stock	(902)	(32,489)	(24,461)
Dividends paid	(5,595)	—	—

Net cash used in financing activities	(3,771)	(27,634)	(19,773)

Net (decrease) increase in cash and due from bank	(2,606)	3,799	(8,729)
Cash and due from bank at beginning of year	9,710	5,911	14,640

Cash and due from bank at end of year	$7,104	9,710	5,911